SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,121,374	$ 1,989,167
Income tax expense	(34,401)	(10,994)
Interest expense	(17,948)	(21,712)
Depreciation	(21,848)	(24,303)
Amortization of intangible assets	(2,273)	(2,616)
Mark to market gains (losses)	2,870	(822)
Gain on asset sales	(31)	4,167
Gain (Loss) on Disposition of Business	73,950	0
Impairment of goodwill	(36,684)	0
Cyber-related incident	0	(4,750)
Other items	1,800	(673)
Income from continuing operations	71,487	34,989
Loss from discontinued operations, net of income taxes	(6,051)	(14,506)
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	65,436	20,483
Net income	65,436	20,483
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(567)	(484)
Interest expense	(950)	(1,309)
Depreciation	(1,980)	(1,761)
Amortization of intangible assets	(553)	(611)
Other items	3	470
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	69,435	69,211
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	25,959	23,406
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	14,705	7,770
Impairment of goodwill	(36,684)
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,154,709	2,019,761
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	824,229	798,910
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	853,598	798,100
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	476,882	422,751
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (33,335)	$ (30,594)